Liabilities Subject To Compromise - Schedule of Accounting Adjustments in Restructured Prepetition Liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Liabilities Subject To Compromise Disclosures [Line Items]
Bondholders			R$ 32,314,638
BNDES			3,326,952
Other Borrowings and financing			13,487,957
Derivative financial instrument			104,694
Trade payables			2,139,312
Provision for civil contingencies - Anatel			9,333,795
Provison for pension plan			560,046
Other			43,333
Provision for labor contingencies			899,226
Provision for civil - other claims			2,929,275
Total - Liabilities subject to compromise	[1]	R$ 0	R$ 65,139,228
Bondholders		6,712,695
BNDES - Borrowings and financing		3,616,074
Other Borrowings and financing		6,121,137
Anatel (AGU) and other trade payables		3,794,610
Provison for labor, civil and Anatel contingencies		4,388,637
Provison for pension plan		574,725
Total - Liabilities not subject to compromise		25,207,878
Reclassification [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Bondholders		(32,314,638)
BNDES		(3,326,952)
Other Borrowings and financing		(13,487,957)
Derivative financial instrument		(104,694)
Trade payables		(2,139,312)
Provision for civil contingencies - Anatel		(9,333,795)
Provison for pension plan		(560,046)
Other		(43,333)
Provision for labor contingencies		(1,036,172)
Provision for civil - other claims		(2,218,538)
Total - Liabilities subject to compromise		(64,565,437)
Bondholders		32,314,638
BNDES - Borrowings and financing		3,326,952
Other Borrowings and financing		13,592,651
Anatel (AGU) and other trade payables		10,588,661
Provison for labor, civil and Anatel contingencies		4,182,489
Provison for pension plan		560,046
Total - Liabilities not subject to compromise		64,565,437
Mediations and Other [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Provision for labor contingencies		136,946
Provision for civil - other claims		(710,737)
Total - Liabilities subject to compromise		(573,791)
Bondholders		(161,600)
Other Borrowings and financing		50,375
Anatel (AGU) and other trade payables		445,077
Provison for labor, civil and Anatel contingencies		56,975
Total - Liabilities not subject to compromise		390,827
Haircut [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Bondholders	[2]	(11,054,800)
Anatel (AGU) and other trade payables	[2]	(1,826,678)
Total - Liabilities not subject to compromise	[2]	(12,881,478)
Equity [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Bondholders	[3]	(11,613,980)
Total - Liabilities not subject to compromise	[3]	(11,613,980)
Fair Value [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Bondholders	[3]	(4,807,262)
Other Borrowings and financing	[3]	(9,121,399)
Anatel (AGU) and other trade payables	[3]	(5,577,234)
Total - Liabilities not subject to compromise	[3]	(19,505,895)
Financial Charges [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Bondholders	[4]	2,035,699
BNDES - Borrowings and financing	[4]	289,122
Other Borrowings and financing	[4]	1,599,510
Anatel (AGU) and other trade payables	[4]	164,784
Provison for labor, civil and Anatel contingencies	[4]	149,173
Provison for pension plan	[4]	14,679
Total - Liabilities not subject to compromise	[4]	R$ 4,252,967

[1]	The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor's List.
[2]	Represent gains on restructuring of borrowings and financings, trade payables owing to ANATEL-AGU and other trade payables, as a result of the JR Proceedings.
[3]	Represent the fair value of shares issued in partial settlement of the Senior Notes (Note 22).
[4]	Represent the contractual interest and foreign currency fluctuation calculated after completed the financial debt restructuring and other claims restructuring in the terms and conditions provided in the JRP.